Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280), which updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. It also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this standard on December 31, 2024  and the adoption does not have a material effect on its unaudited condensed consolidated financial statements.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has two operating segments, which are its graphite anode business and peer-to-peer knowledge sharing and enterprise business, and therefore two reportable segments as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expenses are derived in the PRC. Therefore, no geographical segments are presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenue and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment are presented below.

	For the six months ended June 30,
	2025	2024
REVENUES, NET
Graphite anode business	$27,907,475	$21,561,285
Knowledge sharing and enterprise business	59,606	721,886
Total revenues	27,967,081	22,283,171

COSTS OF REVENUES
Graphite anode business	24,262,266	21,984,752
Knowledge sharing and enterprise business	6,078	281,030
Total cost of revenues	24,268,344	22,265,782

GROSS PROFIT (LOSS)
Graphite anode business	3,645,209	(423,467)
Knowledge sharing and enterprise business	53,528	440,856
Total gross loss	3,698,737	17,389

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	495,385	361,679
General and administrative expenses	3,116,148	4,212,561
Research and development expenses	754,331	847,852
Total operating expenses	4,365,864	5,422,092

LOSS FROM OPERATIONS	(667,127)	(5,404,703)

OTHER (EXPENSES) INCOME
Investment income	47,467	84,295
Interest expense, net	(2,217,089)	(918,199)
Other (expense) income, net	(3,258)	217,635
Total other expenses, net	(2,172,880)	(616,269)

LOSS BEFORE INCOME TAXES	$(2,840,007)	$(6,020,972)